Intangible Assets	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Intangible Assets
14	INTANGIBLE ASSETS
Goodwill
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2023 and 2022.

	Retail Business Unit	Global Business Unit	Head office account and others	Total

	(In millions)
Gross amount of goodwill (1)	¥61,952	¥4,450	¥242,511	¥308,913
Accumulated impairment losses (1)	—	—	(105,022)	(105,022)

Net carrying amount at April 1, 2021	61,952	4,450	137,489	203,891

Acquisitions (2)	—	—	179,197	179,197
Exchange differences	—	527	12,664	13,191

Net carrying amount	61,952	4,977	329,350	396,279
Gross amount of goodwill (1)	61,952	4,977	434,372	501,301
Accumulated impairment losses (1)	—	—	(105,022)	(105,022)

Net carrying amount at March 31, 2022	61,952	4,977	329,350	396,279

Transfer of Business Segment (3)	—	190,986	(190,986)	—

Impairment losses	—	—	(126,151)	(126,151)
Exchange differences	—	1,413	465	1,878

Net carrying amount	61,952	197,376	12,678	272,006
Gross amount of goodwill (1)	61,952	197,376	55,076	314,404
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at March 31, 2023	¥61,952	¥197,376	¥12,678	¥272,006

(1)	The goodwill which all amounts have been impaired is excluded from gross amount of goodwill and accumulated impairment losses.
(2)
The Group recognized goodwill of ¥179,197 million in Head office account and others resulting from the acquisition of Fullerton India Credit Company Limited (“Fullerton India”) on November 30, 2021. For additional information, refer to Note 5
1
“Acquisitions.”

(3)
The business segment of Fullerton India and its consolidated subsidiary was changed from Head office account and others to Global Business Unit from the beginning of the fiscal year ended March 31, 2023.

The Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, with the remaining operations recorded in the Head office account and others.
Impairment testing of goodwill
Allocating goodwill to cash-generating units
For the purpose of impairment testing, goodwill is allocated to cash-generating units or group of cash-generating units, which represent the lowest level within the entity at which goodwill is monitored for internal purposes.
At March 31, 2023, the Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance Co., Ltd. (“SMBC Consumer Finance”) amounting to ¥56,692 million, to the Global Business Unit of Fullerton India amounting to ¥192,165 million and to the Head office account and others of Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”) amounting to
¥12,678
million.

At March 31, 2022, the Group
allocated
goodwill to the Retail Business Unit of SMBC Consumer Finance amounting to ¥
56,692

million and to the Head office account and others of SMBC Nikko Securities Inc. (“SMBC Nikko Securities”), SMDAM and Fullerton India amounting to ¥
109,629
 million
,
¥
12,678
 million and ¥
190,986
 million, respectively.
The aggregate amounts of other goodwill were ¥
10,471
 million and ¥
26,294
 million at March
31
,
2023
and
2022
, respectively, and they were not considered individually significant.
Timing of impairment tests
The Group performs impairment tests at least annually and whenever there is an indication that the cash-generating unit may be impaired.
Recoverable amount of cash-generating units
To determine whether an impairment loss shall be recognized, the carrying amount of a cash-generating unit is compared to its recoverable amount. The recoverable amount of a cash-generating unit is the higher of its fair value less costs to sell and its value in use.
Fair value less costs to sell
: The fair value less costs to sell is determined using an observable market price in the active market or unobservable inputs for the cash-generating unit at the date of the impairment test.
Value in use
: The value in use is determined based on discounted future cash flows, which are based on the financial plans which have been approved by management and which are valid when the impairment test is performed. The financial plans are prepared taking into account the current economic and regulatory environment, direction of the regulation and business forecasts of the individual cash-generating units. The Group determined the recoverable amounts of the primary cash-generating units based on the value in use.
The financial plans, which are used to estimate the cash flow projections of the cash-generating units, cover three to five years. The cash flow projections beyond the period covered by the financial plans are extrapolated by applying the appropriate growth rates in perpetuity.
Key assumptions used in impairment testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2023 and 2022 were as follows:

	SMBC Nikko Securities	SMBC Consumer Finance	SMDAM	Fullerton India
For the fiscal year ended March 31, 2023:
Pre-tax discount rate	7.90%	8.95%	11.30%	17.60%
Growth rate	1.00%	1.00%	1.00%	8.10%
For the fiscal year ended March 31, 2022:
Pre-tax discount rate	8.80%	9.53%	12.40%	17.00%
Growth rate	1.00%	1.00%	1.00%	8.30%
Management considers that the
pre-tax
discount rates and the growth rates are the most sensitive key assumptions to determine the value in use of the cash-generating units.
Pre-tax
discount rate
: The
pre-tax
discount rates used to estimate the discounted cash flow of the primary cash-generating units are determined based on the Capital Asset Pricing Model (“CAPM”). The risk-free interest rate, the market risk premium and the beta factor that are used in the CAPM are determined based on market data and other external sources of information. The beta factor is determined based on a respective group of peer companies of the cash-generating units.
Growth rate
: The growth rates used to estimate the cash flow projections beyond the period covered by the financial plans, which shall cover a maximum period of five years, are determined based on the expected long-term inflation rate and long-term average growth rates for the industries. The growth rate does not exceed the long-term growth rate for the industry in which the cash-generating unit operates.
Management believes that there were no reasonably possible changes in any of the key assumptions that would lead to the recoverable amounts of the cash-generating units being below these carrying amounts for the fiscal years ended March 31, 2023 and 2022.
Recognition of Impairment Losses
If the recoverable amount of the cash-generating unit is less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount, and this reduction is recognized as impairment loss of goodwill.
The recoverable amount of SMBC Nikko Securities was determined based on the value in use. For the fiscal year ended March 31, 2023, the value in use of SMBC Nikko Securities decreased to less than its carrying amount, primarily due to the revision of the business plan in which the principal assumptions were those regarding departmental sales projections and expense plannings. Based on these assumptions, the recoverable amount was ¥111,219 million below the carrying amount of approximately ¥1 trillion. As a result, the Group recognized an impairment loss of ¥
109,629 million on the goodwill relating to SMBC Nikko Securities, for the fiscal year ended March 31, 2023.
The impairment losses on goodwill are included in “Other expenses” in the consolidated income statements.

Other intangible assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2023 and 2022.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	¥788,808	¥412,032	¥189,900	¥55,573	¥125,913	¥1,572,226
Accumulated amortization and impairment losses	(454,169)	(271,310)	(124,704)	(46,695)	(59,519)	(956,397)

Net carrying amount at April 1, 2021	334,639	140,722	65,196	8,878	66,394	615,829

Additions	125,824	59,913	—	—	13,341	199,078
Acquisition of subsidiaries and businesses	—	1,030	5,504	—	45	6,579
Disposals	(1,149)	(1,728)	—	—	(414)	(3,291)
Amortization	(95,604)	(46,200)	(12,315)	(885)	(10,840)	(165,844)
Impairment losses	(49,304)	(6,512)	—	—	—	(55,816)
Exchange differences	551	2,282	1,874	994	2,771	8,472
Others	918	(4,913)	—	—	(4,442)	(8,437)

Net carrying amount	315,875	144,594	60,259	8,987	66,855	596,570

Cost	841,775	467,821	188,183	56,693	110,355	1,664,827
Accumulated amortization and impairment losses	(525,900)	(323,227)	(127,924)	(47,706)	(43,500)	(1,068,257)

Net carrying amount at March 31, 2022	315,875	144,594	60,259	8,987	66,855	596,570

Additions	124,596	64,552	—	—	15,166	204,314
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(819)	(1,389)	—	—	(3,029)	(5,237)
Amortization	(90,292)	(52,411)	(13,006)	(621)	(11,591)	(167,921)
Impairment losses	(17)	(6,162)	(2,524)	—	(665)	(9,368)
Exchange differences	471	1,752	667	417	1,089	4,396
Others	2,120	18,675	—	—	(10,527)	10,268

Net carrying amount	351,934	169,611	45,396	8,783	57,298	633,022

Cost	859,742	511,135	181,499	52,903	89,842	1,695,121
Accumulated amortization and impairment losses	(507,808)	(341,524)	(136,103)	(44,120)	(32,544)	(1,062,099)

Net carrying amount at March 31, 2023	¥351,934	¥169,611	¥45,396	¥8,783	¥57,298	¥633,022

The impairment losses on other intangible assets are included in “Other expenses” and the amortization expenses of other intangible assets are included in “General and administrative expenses” in the consolidated income statements.
The Group had ¥631 million and nil of contractual commitments to acquire intangible assets at March 31, 2023 and 2022, respectively.
The amounts of research and development expenditure recognized as expenses for the fiscal years ended March 31, 2023, 2022 and 2021 were nil, ¥35 million and ¥60 million, respectively, and they were included in “General and administrative expenses” in the consolidated income statements.

Other intangibles at March 31, 2023 and 2022 include leasehold rights, amounting to ¥6,512 million and ¥6,639 million, respectively, which are rights to use land for the purpose of owning the buildings. Since the Group has a long history of renewal, these contracts are not expected to be terminated in the foreseeable future. Leasehold rights are expected to generate cash flows for an indefinite period of time. They are not amortized but are tested for impairment annually, irrespective of whether there is any indication of impairment.
Recognition of Impairment Losses
The Group recognized impairment losses of ¥55,816 million for the fiscal year ended March 31, 2022, which consists of ¥49,304 million for internally generated software and ¥6,512 million for purchased software, including ¥32,678 million for software belonging to the SMBC retail banking unit and impairment losses for software belonging to the SMBC Trust Bank’s retail banking business unit.
For the fiscal year ended March 31, 2022, the
COVID-19
pandemic adversely affected the profitability of the SMBC retail banking unit, and led the Group to recognize impairment losses on software and buildings belonging to the SMBC retail banking unit. The Group recognized the software as corporate assets. To determine whether the software belonging to the SMBC retail banking unit might be impaired, the Group identified each branch belonging to the SMBC retail banking unit based on the framework for managerial accounting as the cash-generating unit, and allocated the software to the group of cash-generating units, which is the SMBC retail banking unit. The Group compared the carrying amount of that group of cash-generating units, including the carrying amount of the software allocated to that group of units, with the recoverable amount of that group of units. As a result, the Group reduced the carrying amount of that group of units to the recoverable amount, and recognized impairment losses on software and buildings. The recoverable amount of ¥136,328 million was determined based on the fair value less costs to sell, which is mainly the fair value of land and buildings belonging to the SMBC retail banking unit, because it was higher than the value in use calculated from the estimated future cash flows based on business plan of the SMBC retail banking unit, considering profit or loss under managerial accounting with some assumptions mainly of the balance of
housing loans which is one of products the unit provides. The fair values were determined based on market values provided by independent valuation appraisers having the appropriate recognized professional qualifications and recent experience in the locations and categories of properties being valued. The fair values were categorized as level 3 of the fair value hierarchy.
In addition, the Group recognized impairment losses on software belonging to the SMBC Trust Bank’s retail banking business unit. The Group recognized the software as corporate assets. To determine whether they might be impaired, the Group allocated the software to the group of cash-generating units, which is the SMBC Trust Bank’s retail banking business unit, and compared the carrying amount of that group of cash-generating units, including the carrying amount of the software allocated to that group of units, with the recoverable amount of that group of units. The recoverable amount was determined based on the value in use considering the estimated future cash flows. The discount rate used to estimate the value in use of SMBC Trust Bank’s retail banking business unit was approximately
7%.